Trading Advisors and the Trading Companies - Partnership's Investments in, and Partners' Pro Rata Share of Results of Operations of Trading Companies (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment [Line Items]
% of Partners' Capital	100.56%	89.02%
Fair Value	$ 13,597,171	$ 16,270,791
Pro-rata share of Net Income (Loss)	$ (1,025,834)	$ 1,222,070	$ (237,852)
LV Futures Fund L.P. [Member]
Investment [Line Items]
% of Partners' Capital	100.39%	77.33%
Fair Value	$ 10,938,630	$ 10,268,171
Pro-rata share of Net Income (Loss)	$ (621,172)	$ 740,380	$ 264,034
Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	21.90%	14.97%
Fair Value	$ 2,961,238	$ 2,735,812
Morgan Stanley Smith Barney Augustus I, LLC [Member] | LV Futures Fund L.P. [Member]
Investment [Line Items]
% of Partners' Capital	43.48%	29.64%
Fair Value	$ 4,737,959	$ 3,935,697
Morgan Stanley Smith Barney Altis I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	14.77%	12.05%
Fair Value	$ 1,997,333	$ 2,202,861
Morgan Stanley Smith Barney Aspect I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	16.54%	8.54%
Fair Value	$ 2,236,814	$ 1,561,147
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	26.34%	25.94%
Fair Value	$ 3,561,122	$ 4,740,671
Morgan Stanley Smith Barney Boronia I, LLC [Member] | LV Futures Fund L.P. [Member]
Investment [Line Items]
% of Partners' Capital	18.85%	22.41%
Fair Value	$ 2,053,736	$ 2,976,216
Morgan Stanley Smith Barney BHM I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	1.94%	15.30%
Fair Value	$ 262,690	$ 2,796,732
Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	19.07%	12.22%
Fair Value	$ 2,577,974	$ 2,233,568
Morgan Stanley Smith Barney TT II, LLC [Member] | LV Futures Fund L.P. [Member]
Investment [Line Items]
% of Partners' Capital	38.06%	25.28%
Fair Value	$ 4,146,935	$ 3,356,258
Commodity Portfolio [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	21.90%	14.97%
Fair Value	$ 2,961,238	$ 2,735,812
Pro-rata share of Net Income (Loss)	55,891	100,495
Pro-rata share of Management Fees	51,376	36,234
Pro-rata share of Incentive Fees	6,848	19,874
Pro-rata share of Administrative Fees	$ 11,987	$ 8,454
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity Portfolio [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member] | LV Futures Fund L.P. [Member]
Investment [Line Items]
% of Partners' Capital	43.48%	29.64%
Fair Value	$ 4,737,959	$ 3,935,697
Pro-rata share of Net Income (Loss)	76,552	160,360
Pro-rata share of Management Fees	77,280	58,939
Pro-rata share of Incentive Fees	9,901	25,153
Pro-rata share of Administrative Fees	$ 18,033	$ 13,752
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity Portfolio [Member] | Morgan Stanley Smith Barney Altis I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	14.77%	12.05%
Fair Value	$ 1,997,333	$ 2,202,861
Pro-rata share of Net Income (Loss)	7,510	233,896
Pro-rata share of Management Fees	25,891	26,258
Pro-rata share of Incentive Fees	4,733
Pro-rata share of Administrative Fees	$ 7,250	$ 7,352
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity Portfolio [Member] | Morgan Stanley Smith Barney Aspect I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	16.54%	8.54%
Fair Value	$ 2,236,814	$ 1,561,147
Pro-rata share of Net Income (Loss)	198,073	349,503
Pro-rata share of Management Fees	27,839	20,490
Pro-rata share of Incentive Fees	50,956	48,586
Pro-rata share of Administrative Fees	$ 6,495	$ 4,781
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity Portfolio [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	26.34%	25.94%
Fair Value	$ 3,561,122	$ 4,740,671
Pro-rata share of Net Income (Loss)	(436,447)	805,216
Pro-rata share of Management Fees	84,686	66,516
Pro-rata share of Incentive Fees	50,937	201,304
Pro-rata share of Administrative Fees	$ 19,760	$ 12,416
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity Portfolio [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | LV Futures Fund L.P. [Member]
Investment [Line Items]
% of Partners' Capital	18.85%	22.41%
Fair Value	$ 2,053,736	$ 2,976,216
Pro-rata share of Net Income (Loss)	(345,264)	523,865
Pro-rata share of Management Fees	59,582	47,139
Pro-rata share of Incentive Fees	38,676	130,966
Pro-rata share of Administrative Fees	$ 13,902	$ 8,799
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity Portfolio [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Investment [Line Items]
% of Partners' Capital	1.94%	15.30%
Fair Value	$ 262,690	$ 2,796,732
Pro-rata share of Net Income (Loss)	(352,651)	49,441
Pro-rata share of Management Fees	28,333	68,725
Pro-rata share of Administrative Fees	$ 4,959	$ 12,027
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity Portfolio [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Investment [Line Items]
% of Partners' Capital	19.07%	12.22%
Fair Value	$ 2,577,974	$ 2,233,568
Pro-rata share of Net Income (Loss)	46,056	401,105
Pro-rata share of Management Fees	25,588	28,323
Pro-rata share of Incentive Fees	35,321	53,555
Pro-rata share of Administrative Fees	$ 7,491	$ 7,931
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity Portfolio [Member] | Morgan Stanley Smith Barney TT II, LLC [Member] | LV Futures Fund L.P. [Member]
Investment [Line Items]
% of Partners' Capital	38.06%	25.28%
Fair Value	$ 4,146,935	$ 3,356,258
Pro-rata share of Net Income (Loss)	35,532	601,930
Pro-rata share of Management Fees	37,900	47,124
Pro-rata share of Incentive Fees	47,546	61,805
Pro-rata share of Administrative Fees	$ 11,106	$ 13,195
Investment Objective	Commodity Portfolio	Commodity Portfolio
Redemptions Permitted	Monthly	Monthly
Commodity Portfolio [Member] | WNT I, LLC [Member]
Investment [Line Items]
Pro-rata share of Net Income (Loss)		$ (35,771)
Pro-rata share of Management Fees		7,165
Pro-rata share of Incentive Fees		41
Pro-rata share of Administrative Fees		$ 1,672
Investment Objective		Commodity Portfolio
Redemptions Permitted		Monthly
Commodity Portfolio [Member] | WNT I, LLC [Member] | LV Futures Fund L.P. [Member]
Investment [Line Items]
Pro-rata share of Net Income (Loss)		$ (79,472)
Pro-rata share of Management Fees		14,154
Pro-rata share of Administrative Fees		$ 3,303
Investment Objective		Commodity Portfolio
Redemptions Permitted		Monthly
Commodity Portfolio [Member] | Kaiser I, LLC [Member]
Investment [Line Items]
Pro-rata share of Net Income (Loss)		$ (245,587)
Pro-rata share of Management Fees		22,109
Pro-rata share of Administrative Fees		$ 3,869
Investment Objective		Commodity Portfolio
Redemptions Permitted		Monthly
Commodity Portfolio [Member] | Kaiser I, LLC [Member] | LV Futures Fund L.P. [Member]
Investment [Line Items]
Pro-rata share of Net Income (Loss)		$ (222,158)
Pro-rata share of Management Fees		19,534
Pro-rata share of Administrative Fees		$ 3,419
Investment Objective		Commodity Portfolio
Redemptions Permitted		Monthly
Commodity Portfolio [Member] | Rotella I, LLC [Member]
Investment [Line Items]
Pro-rata share of Net Income (Loss)		$ 184,435
Pro-rata share of Management Fees		22,137
Pro-rata share of Incentive Fees		46,368
Pro-rata share of Administrative Fees		$ 7,748
Investment Objective		Commodity Portfolio
Redemptions Permitted		Monthly
Commodity Portfolio [Member] | Rotella I, LLC [Member] | LV Futures Fund L.P. [Member]
Investment [Line Items]
Pro-rata share of Net Income (Loss)		$ 252,994
Pro-rata share of Management Fees		36,089
Pro-rata share of Incentive Fees		64,058
Pro-rata share of Administrative Fees		$ 12,631
Investment Objective		Commodity Portfolio
Redemptions Permitted		Monthly